Changes in Accounting Policies (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset	$ 123.5		$ 153.3
Deferred income tax	745.3		602.3
Other current liabilities	68.6		39.4
Other long-term liabilities	10.8		48.3
Deficit	(11,636.9)		(10,567.2)
Lease liabilities	181.2		223.8
Transportation commitments	$ 76.3		90.0
IFRS 16 Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset		$ 153.3
Deferred income tax		607.6
Other current liabilities		(65.8)
Other long-term liabilities		(3.5)
Lease liability		(191.4)
Deficit		10,581.6
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.40%
Onerous contracts provision			11.0
Adjustments for non-cash lease inducement			39.8
Lease liabilities		223.8
Previously stated | IFRS 16 Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset			0.0
Deferred income tax			602.3
Other current liabilities			(39.4)
Other long-term liabilities			(48.3)
Lease liability			0.0
Deficit			10,567.2
Lease liabilities			348.6
Transportation commitments			90.0
Total contractual commitments as at December 31, 2018			$ 438.6
Adjustments | IFRS 16 Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset		153.3
Deferred income tax		5.3
Other current liabilities		(26.4)
Other long-term liabilities		44.8
Lease liability		(191.4)
Deficit		14.4
Commitments that do not contain a lease		(90.0)
Non-lease components		(122.9)
Short-term leases		(0.5)
Subleased office space recoveries		44.8
Impact of discounting		$ (46.2)